UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of August 31, 2016 (Unaudited)

Deutsche Floating Rate Fund

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 93.9%
Senior Loans **
Consumer Discretionary 17.1%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021	631,940	635,346
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,466,250	1,462,584
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022	3,980,000	4,004,039
Amaya Holdings BV, First Lien Term Loan, 5.0%, 8/1/2021	2,984,925	2,962,299
Aristocrat Technologies, Inc., Term Loan B, 3.5%, 10/20/2021	3,154,004	3,167,471
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	2,345,560	2,348,328
Boyd Gaming Corp.:
Term Loan A, 3.443%, 8/14/2018	1,535,638	1,536,598
Term Loan B, 4.0%, 8/14/2020	2,841,667	2,854,355
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	2,428,400	2,440,797
CDS U.S. Intermediate Holdings, Inc., First Lien Term Loan, 5.0%, 7/8/2022	1,861,343	1,843,893
Delta 2 (LUX) SARL:
Term Loan B3, 4.75%, 7/30/2021	2,500,000	2,491,562
Second Lien Term Loan, 7.75%, 7/31/2022	500,000	496,353
Dollar Tree, Inc., Term Loan B2, 4.25%, 7/6/2022	1,500,000	1,522,500
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	3,925,032	3,922,088
Four Seasons Holdings, Inc., First Lien Term Loan, 5.25%, 6/27/2020	2,389,178	2,398,137
Harbor Freight Tools U.S.A., Inc., Term Loan B, 4.0%, 8/19/2023	1,250,000	1,254,594
ION Media Networks, Inc., Term Loan B, 4.75%, 12/18/2020	3,861,805	3,876,287
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/2021	4,647,254	4,685,013
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	2,431,726	2,434,766
KAR Auction Services, Inc., Term Loan B3, 4.25%, 3/9/2023	997,500	1,011,844
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	3,581,030	3,591,325
Leslie's Poolmart, Inc., Term Loan, 2.5%, 7/27/2023	2,500,000	2,518,750
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	942,805	944,281
Lions Gate Entertainment Corp., Second Lien Term Loan, 5.0%, 3/17/2022	3,500,000	3,565,625
Midas Intermediate Holdco II LLC, Term Loan B, 4.5%, 8/18/2021	1,986,528	1,995,219
Mohegan Tribal Gaming Authority:
Term Loan A, 4.524%, 6/15/2018	1,599,804	1,594,805
Term Loan B, 5.5%, 6/15/2018	3,206,448	3,210,055
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	1,982,253	1,977,297
Second Lien Term Loan, 10.0%, 7/22/2020	2,483,462	2,502,088
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	3,788,711	1,932,243
Numericable U.S. LLC, Term Loan B7, 5.002%, 1/15/2024	2,852,850	2,875,316
Payless, Inc., Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	415,625
PetSmart, Inc., Term Loan B1, 4.25%, 3/11/2022	2,992,424	3,002,658
Renfro Corp., Term Loan B, 5.75%, 1/30/2019	2,892,727	2,690,236
Sesac Holdco II LLC, First Lien Term Loan, 5.25%, 2/8/2019	4,534,409	4,525,907
Springer Science+Business Media Deutschland GmbH, Term Loan B9, 4.75%, 8/14/2020	4,089,656	3,977,191
SRAM LLC, Term Loan B, 4.018%, 4/10/2020	3,910,289	3,763,654
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	608,854	602,765
Telenet International Finance SARL, Term Loan AD, 4.25%, 6/30/2024	5,828,389	5,856,511
The Men's Wearhouse, Inc., Term Loan, 5.0%, 6/18/2021	4,000,000	3,835,000
TI Group Automotive Systems LLC, Term Loan, 4.5%, 6/30/2022	5,969,925	5,996,043
Toys 'R' Us-Delaware, Inc., Term Loan B4, 9.75%, 4/24/2020	4,019,102	3,582,025
Travel Leaders Group LLC, Term Loan, 7.0%, 12/7/2020	3,832,336	3,817,964
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/2024	5,145,000	5,135,353
Virgin Media Investment Holdings Ltd., Term Loan F, 3.649%, 6/30/2023	3,000,000	3,004,995
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	3,920,000	3,934,092
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	1,427,335	1,426,443
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,205,000	2,200,866
		131,823,186
Consumer Staples 5.5%
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023	2,110,377	2,125,329
Aramark Services, Inc., Term Loan F, 3.25%, 2/24/2021	2,984,733	2,999,657
B&G Foods, Inc., Term Loan B, 3.75%, 11/2/2022	1,706,960	1,719,608
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	4,964,286	4,889,822
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	4,295,457	4,145,116
Darling International, Inc., Term Loan B, 3.25%, 1/6/2021	4,977,093	5,000,435
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020	2,042,837	1,879,410
Term Loan, 11.0%, 10/3/2021	1,770,459	1,460,628
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	1,978,463	1,989,602
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,006,250
Galleria Co., Term Loan B, 3.75%, 1/26/2023	3,000,000	3,017,340
JBS U.S.A. LLC:
Term Loan, 3.75%, 9/18/2020	4,326,378	4,330,445
Term Loan B, 4.0%, 10/30/2022	995,000	995,622
Pinnacle Foods Finance LLC, Term Loan I, 3.27%, 1/13/2023	2,992,481	3,013,997
Yum! Brands, Inc., First Lien Term Loan B, 3.257%, 6/16/2023	2,898,037	2,920,540
		42,493,801
Energy 3.6%
Chesapeake Energy Corp., Term Loan, 8.5%, 8/15/2021	750,000	775,939
Crestwood Holdings LLC, Term Loan B1, 9.0%, 6/19/2019	3,618,568	3,315,513
Gulf Finance LLC, Term Loan B, 6.25%, 8/17/2023	5,000,000	4,868,750
Houston Fuel Oil Co., LLC, Term Loan B, 4.25%, 8/19/2021	3,000,000	2,895,000
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020	4,986,950	4,608,241
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	1,232,707	1,121,763
Southcross Holdings Borrower LP, Term Loan B, 3.5%, 4/13/2023	770,205	662,377
Targa Resources Corp., Term Loan B, 5.75%, 2/25/2022	2,418,605	2,424,651
TPF II Power LLC, Term Loan B, 5.0%, 10/2/2021	2,802,888	2,821,106
Veresen Midstream LP, Term Loan B1, 5.25%, 3/31/2022	1,962,625	1,947,906
Western Refining, Inc., Term Loan B, 5.25%, 11/12/2020	1,994,885	1,953,750
		27,394,996
Financials 7.1%
AmWINS Group LLC, Term Loan B, 4.75%, 9/6/2019	5,463,997	5,502,054
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	4,472,384	4,483,229
Term Loan B4, 5.0%, 8/4/2022	3,445,623	3,451,153
Second Lien Term Loan, 8.5%, 3/3/2021	500,000	499,437
AWAS Finance Luxembourg SARL, Term Loan B, 4.0%, 6/10/2018	1,034,730	1,041,202
BATS Global Markets, Inc., Term Loan B, 4.131%, 6/14/2023	5,603,269	5,641,819
Black Knight InfoServ LLC, Term Loan B, 3.75%, 5/27/2022	1,485,000	1,496,145
Confie Seguros Holding II Co., First Lien Term Loan, 5.75%, 11/9/2018	1,979,446	1,971,528
Duff & Phelps Investment Management Co.:
Term Loan B, 4.75%, 4/23/2020	4,308,772	4,312,822
Term Loan B1, 4.75%, 4/23/2020	492,500	492,963
Global Payments, Inc., Term Loan B, 4.024%, 4/22/2023	3,000,000	3,029,250
Grosvenor Capital Management Holdings LLP, Term Loan B, 4.0%, 8/16/2023	4,675,436	4,659,867
LPL Holdings, Inc., Term Loan B, 4.75%, 11/20/2022	3,987,481	4,018,643
MGM Growth Properties Operating Partnership LP, Term Loan B, 4.0%, 4/25/2023	997,500	1,007,211
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	2,570,576	2,438,037
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	5,194,776	5,192,179
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	2,829,589	2,835,333
USI, Inc., Term Loan B, 4.25%, 12/27/2019	665,885	665,819
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/31/2021	1,854,475	1,808,122
		54,546,813
Health Care 13.5%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/2022	500,000	501,043
Term Loan B2, 4.5%, 2/16/2023	4,975,000	5,009,203
Alere, Inc., Term Loan B, 4.25%, 6/18/2022	3,892,455	3,854,445
Alkermes, Inc., Term Loan, 3.5%, 9/25/2019	6,765,987	6,773,023
AMAG Pharmaceuticals, Inc., First Lien Term Loan, 4.75%, 8/13/2021	3,886,551	3,896,267
Amneal Pharmaceuticals LLC, Term Loan, 4.501%, 11/1/2019	5,168,393	5,176,998
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021	2,868,877	2,875,261
Ardent Legacy Acquisitions, Inc., Term Loan B, 6.5%, 8/4/2021	1,488,750	1,490,611
Community Health Systems, Inc., Term Loan H, 4.0%, 1/27/2021	8,924,404	8,588,132
Concordia International Corp., Term Loan, 5.25%, 10/21/2021	6,965,000	6,621,660
Convatec, Inc., Term Loan, 4.25%, 6/15/2020	7,368,204	7,406,887
DPx Holdings BV, Term Loan, 4.25%, 3/11/2021	4,961,094	4,953,355
Endo Luxembourg Finance Company I SARL, Term Loan B, 3.75%, 9/26/2022	4,975,000	4,956,344
Halyard Health, Inc., Term Loan B, 4.0%, 11/1/2021	5,000,000	5,006,250
HCA, Inc.:
Term Loan B7, 3.567%, 2/15/2024	1,250,000	1,263,437
Term Loan B6, 3.774%, 3/17/2023	1,995,000	2,021,434
Horizon Pharma, Inc., Term Loan B, 4.5%, 5/7/2021	5,696,580	5,703,701
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/2021	3,979,644	3,978,151
MPH Acquisition Holdings LLC, Term Loan B, 5.0%, 6/7/2023	2,085,599	2,111,241
National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/2022	4,962,456	4,903,527
RPI Finance Trust, Term Loan B4, 3.5%, 11/9/2020	5,539,769	5,577,855
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/2022	3,950,000	3,975,932
Valeant Pharmaceuticals International, Inc.:
Term Loan A, 4.28%, 10/20/2018	2,989,050	2,991,546
Term Loan B, 5.0%, 2/13/2019	4,849,017	4,850,520
		104,486,823
Industrials 17.3%
Acosta Holdco, Inc., Term Loan, 4.25%, 9/26/2021	1,477,547	1,441,835
Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.25%, 7/23/2021	2,448,644	2,434,259
American Airlines, Inc., Term Loan, 3.25%, 6/27/2020	2,922,567	2,926,220
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	5,522,082	5,446,153
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	3,919,874	3,914,974
BE Aerospace, Inc., Term Loan B, 3.753%, 12/16/2021	2,500,000	2,528,137
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	1,139,110	1,127,007
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	1,995,106	1,988,143
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	2,970,000
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	981,047	958,974
Coach America Holdings, Inc., Letter of Credit, 4.5%, 4/20/2017 *	1,693,059	169
Crossmark Holdings, Inc., Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	452,500
DTZ U.S. Borrower LLC, First Lien Term Loan, 4.25%, 11/4/2021	2,984,925	2,977,000
Garda World Security Corp.:
Term Delay Draw, 4.004%, 11/6/2020	993,809	982,321
Term Loan B, 4.004%, 11/6/2020	3,336,225	3,297,658
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	1,945,363	1,852,657
Gates Global, Inc., Term Loan B, 4.25%, 7/6/2021	4,934,079	4,868,875
Generac Power Systems, Inc., Term Loan B, 3.5%, 5/31/2020	1,875,878	1,877,641
Greenway Medical Technologies, Inc., First Lien Term Loan, 6.0%, 11/4/2020	1,488,530	1,440,771
IG Investment Holdings LLC, Term Loan B, 6.0%, 10/29/2021	5,963,917	5,989,264
IMC OP LP, First Lien Term Loan, 4.5%, 8/15/2020	3,456,140	3,479,867
Infor (U.S.), Inc., Term Loan B5, 3.75%, 6/3/2020	1,955,685	1,937,840
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	2,675,408	2,659,022
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,880,000
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	666,781	571,765
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	2,920,000
Kenan Advantage Group, Inc.:
Term Loan, 4.0%, 7/31/2022	1,378,456	1,367,256
Term Loan B, 4.0%, 7/31/2022	450,902	447,238
Language Line LLC, First Lien Term Loan, 6.5%, 7/7/2021	3,572,674	3,578,819
MA FinanceCo., LLC, Term Loan B, 4.502%, 11/20/2021	3,914,338	3,931,463
Manitowoc Foodservice, Inc., Term Loan B, 5.75%, 3/3/2023	2,815,385	2,856,433
Monitronics International, Inc.:
Term Loan B, 4.25%, 3/23/2018	1,338,363	1,334,188
Term Loan B1, 4.5%, 4/11/2022	2,924,362	2,843,942
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020	5,762,165	5,789,650
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	3,684,295	3,690,760
Sabre, Inc., Term Loan, 4.5%, 2/19/2019	5,628,514	5,656,657
Science Applications International Corp., Term Loan B, 3.25%, 5/4/2022	702,866	709,455
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	2,128,260	1,907,453
Southwire Co., Term Loan, 3.0%, 2/10/2021	482,098	479,487
SRS Distribution, Inc., Term Loan B, 5.25%, 8/25/2022	1,240,625	1,257,684
Stardust Finance Holdings, Inc.:
Term Loan, 6.5%, 3/13/2022	3,153,237	3,137,471
Term Loan, 10.5%, 3/13/2023	2,000,000	1,995,000
STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/2022	4,558,088	4,484,019
Summit Materials Companies I LLC, Term Loan B, 4.0%, 7/17/2022	2,955,038	2,970,744
SurveyMonkey, Inc., Term Loan B, 6.25%, 2/5/2019	2,704,442	2,690,920
TransDigm, Inc., Term Loan E, 3.75%, 5/14/2022	2,945,310	2,944,279
Travelport Finance (Luxembourg) SARL, Term Loan B, 5.0%, 9/2/2021	2,468,492	2,475,318
U.S. Airways Group, Inc., Term Loan B1, 3.5%, 5/23/2019	2,328,418	2,332,796
ViaWest, Inc., Term Loan B, 4.5%, 3/11/2022	1,972,519	1,970,053
Waste Industries U.S.A., Inc., Term Loan, 3.5%, 2/27/2020	3,942,538	3,959,175
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,950,000	1,959,750
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	496,250
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/2021	3,494,987	3,517,565
		133,706,877
Information Technology 8.9%
Answers Corp.:
First Lien Term Loan, 6.25%, 10/3/2021	88,079	47,893
Second Lien Term Loan, 10.0%, 10/3/2022	1,000,000	97,500
Aricent Technologies, First Lien Term Loan, 5.5%, 4/14/2021	1,985,294	1,745,202
Aspect Software, Inc., Term Loan, 10.5%, 5/25/2020	2,447,991	2,399,031
Avago Technologies Cayman Ltd., Term Loan B3, 3.508%, 2/1/2023	5,764,103	5,822,551
Avaya, Inc., Term Loan B7, 6.25%, 5/29/2020	207,467	156,292
CPI Acquisition, Inc., Term Loan B, 5.5%, 8/17/2022	2,232,759	2,179,731
Dell International LLC, Term Loan B2, 4.0%, 4/29/2020	9,916,709	9,957,616
Dell, Inc., Term Loan B, 4.09%, 5/24/2023	6,000,000	6,039,660
Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/2022	3,000,000	3,018,135
Diebold, Inc., Term Loan, 5.25%, 11/6/2023	1,000,000	1,006,460
Epiq Systems, Inc., Term Loan B, 4.5%, 8/27/2020	1,477,165	1,474,706
First Data Corp.:
Term Loan, 4.272%, 7/8/2022	3,582,143	3,598,262
Term Loan, 4.522%, 3/24/2021	4,124,689	4,150,736
Micron Technology, Inc., Term Loan, 6.64%, 4/26/2022	1,939,195	1,963,027
Mitel U.S. Holdings, Inc., Term Loan, 5.5%, 4/29/2022	6,194,740	6,243,152
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	2,114,873	2,113,551
Regit Eins GmbH, First Lien Term Loan, 6.0%, 1/8/2021	1,478,687	1,470,185
Riverbed Technology, Inc., Term Loan, 5.0%, 4/24/2022	6,340,408	6,391,353
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	460,152	458,521
Sensus U.S.A., Inc., Term Loan, 6.5%, 3/16/2023	4,986,912	5,010,301
Western Digital Corp., Term Loan B1, 4.5%, 4/29/2023	3,200,000	3,223,712
		68,567,577
Materials 12.4%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	2,839,863	2,712,069
Term Loan, 4.75%, 5/20/2021	3,914,575	3,738,419
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,391,347	1,398,958
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	4,379,560	4,406,932
Azure Midstream Energy LLC, Term Loan B, 7.5%, 11/15/2018	1,124,625	832,223
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020	4,974,293	4,973,522
BWAY Holding Co., Inc., Term Loan B, 5.5%, 8/14/2020	4,841,683	4,866,908
Chemours Co., Term Loan B, 3.75%, 5/12/2022	3,422,357	3,383,154
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	4,037,165	4,038,437
Huntsman International LLC, Term Loan, 3.75%, 10/1/2021	4,402,500	4,427,264
Ineos U.S. Finance LLC, 6 Year Term Loan, 3.75%, 5/4/2018	2,456,521	2,460,059
Kronos Worldwide, Inc., Term Loan, 4.0%, 2/18/2020	1,267,721	1,217,012
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020	5,245,613	5,253,009
Term Loan B2, 5.5%, 6/7/2020	1,976,297	1,978,154
Minerals Technologies, Inc., Term Loan B1, 3.75%, 5/9/2021	3,586,777	3,609,194
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	3,009,252	3,014,894
Novelis, Inc., Term Loan B, 4.0%, 6/2/2022	4,987,406	5,005,335
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	3,889,737	3,867,877
Reynolds Group Holdings, Inc., Term Loan, 4.25%, 2/5/2023	8,223,381	8,246,530
SIG Combibloc U.S. Acquisition, Inc., Term Loan, 4.25%, 3/13/2022	5,431,250	5,446,702
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021	1,473,750	1,462,491
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019	2,942,532	2,953,566
Tronox Pigments (Netherlands) BV, Term Loan, 4.5%, 3/19/2020	2,516,157	2,492,254
Univar, Inc., Term Loan, 4.25%, 7/1/2022	6,937,525	6,938,739
Vantage Specialty Chemicals, Inc., First Lien Term Loan, 4.5%, 2/3/2021	2,385,027	2,374,605
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	4,231,213	4,231,213
		95,329,520
Telecommunication Services 4.0%
Genesys Telecom Holdings U.S., Inc., Term Loan, 4.5%, 11/13/2020	5,317,615	5,317,615
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/2019	3,000,000	2,856,870
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	2,500,000	2,516,150
Term Loan B, 4.0%, 1/15/2020	65,000	65,439
Syniverse Holdings, Inc., Term Loan, 4.0%, 4/23/2019	2,000,000	1,783,760
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	5,658,991	5,666,064
Zayo Group LLC, Term Loan B, 3.75%, 5/6/2021	5,062,558	5,076,480
Ziggo Financing Partnership:
Term Loan B1, 3.652%, 1/15/2022	2,796,536	2,788,677
Term Loan B2A, 3.656%, 1/15/2022	1,802,140	1,797,076
Term Loan B3, 3.701%, 1/15/2022	2,963,877	2,955,549
		30,823,680
Utilities 4.5%
Alison Bidco SARL:
First Lien Term Loan B1, 5.25%, 8/29/2021	982,500	969,398
First Lien Term Loan B2, 5.25%, 8/29/2021	982,500	969,398
Astoria Energy LLC, Term Loan B, 5.0%, 12/24/2021	2,699,979	2,608,180
Calpine Corp.:
Term Loan B5, 3.5%, 5/27/2022	3,465,000	3,472,710
Term Loan B6, 4.0%, 1/15/2023	3,980,000	4,006,945
Dayton Power & Light Co., Term Loan B, 4.0%, 8/15/2022	1,575,000	1,589,773
Dynegy Holdings, Inc., Term Loan B2, 4.0%, 4/23/2020	1,989,744	1,992,410
Dynegy, Inc., Term Loan, 5.0%, 6/27/2023	3,500,000	3,509,310
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	4,956,478	4,956,478
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	3,719,370	3,754,239
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023	5,689,250	5,689,677
Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/2021	953,750	927,522
Terra Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/2021	472,684	403,998
		34,850,038
Total Loan Participations and Assignments (Cost $739,049,552)		724,023,311
Corporate Bonds 0.3%
Energy 0.2%
Sunoco LP, 144A, 6.375%, 4/1/2023	1,000,000	1,030,000
Materials 0.1%
Freeport-McMoRan, Inc., 3.1%, 3/15/2020	1,000,000	920,000
Total Corporate Bonds (Cost $1,926,737)		1,950,000
	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dex Media, Inc.*	786	6
Consumer Staples 0.1%
Fairway Group Acquisition Co. *	36,771	402,551
Health Care 0.0%
Education Management LLC	27,026,152	193,237
Utilities 0.0%
Southcross Holding LLC	855	0
Southcross Holding LP "A"	855	309,937
		309,937
Total Common Stocks (Cost $3,779,984)		905,731
Exchange-Traded Fund 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $4,026,660)	47,000	4,075,370
Preferred Stock 0.0%
Health Care
Education Management LLC, 7.5% * (Cost $4,170,681)	30,072	7,518
Cash Equivalents 2.4%
Deutsche Central Cash Management Government Fund, 0.38% (a) (Cost $18,730,559)	18,730,559	18,730,559
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $771,684,173) †	97.2	749,692,489
Other Assets and Liabilities, Net	2.8	21,227,235
Net Assets	100.0	770,919,724

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	4.5%	4/20/2017	1,693,059	USD	1,674,005	169

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of August 31, 2016.
†	The cost for federal income tax purposes was $777,628,328. At August 31, 2016, net unrealized depreciation for all securities based on tax cost was $27,935,839. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,144,832 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,080,671.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.

At August 31, 2016, the Fund had unfunded loan commitments of $166,202, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Kenan Advantage Group, Inc., Term Delay Draw , 1/31/2017	166,202	164,727	(1,475)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Loan Participations and Assignments	$—	$708,947,902	$15,075,409	$724,023,311
Corporate Bonds	—	1,950,000	—	1,950,000
Common Stocks (b)	—	503,174	402,557	905,731
Exchange-Traded Fund	4,075,370	—	—	4,075,370
Preferred Stock	—	7,518	—	7,518
Short-Term Investments	18,730,559	—	—	18,730,559
Total	$22,805,929	$711,408,594	$15,477,966	$749,692,489
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitments (c)	$—	$(1,475)	$—	$(1,475)
Total	$—	$(1,475)	$—	$(1,475)

(b)	See Investment Portfolio for additional detailed categorizations.
(c)	Includes depreciation on unfunded commitments.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Loan Participation and Assignments	Common Stocks	Total
Balance as of May 31, 2016	$32,071,536	$—	$32,071,536
Realized gains (loss)	(757,160)	—	(757,160)
Change in unrealized appreciation (depreciation)	(7,938,966)	402,551	(7,536,415)
Amortization premium/discount	(244,072)	—	(244,072)
Purchases	14,092,429	—	14,092,429
(Sales)	(15,011,819)	—	(15,011,819)
Transfers into Level 3 (d)	15,034,471	6	15,034,477
Transfers (out) of Level 3 (e)	(22,171,010)	—	(22,171,010)
Balance as of August 31,2016	$15,075,409	$402,557	$15,477,966
Net change in unrealized appreciation (depreciation) from investments still held at August 31, 2016	$(10,318,268)	$402,551	$(9,915,717)

(d)	During the period ended August 31, 2016, the amount of transfers between Level 2 and Level 3 was $15,034,477. The investment was transferred from Level 2 to Level 3 as a result of a delisting on a securities exchange.
(e)	During the period ended August 31, 2016, the amount of transfers between Level 3 and Level 2 was $22,171,010. The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2016